j.p. morgan acceptance corporation ii ABS-15G

Exhibit 99.18

SellerLoanID	Customer Loan Number	Last Name	Note Date	Original Loan Amount	QM Status	ATR Status	Compliance Exceptions	Credit Exceptions	Property Valuation Exceptions	Initial Rating	Final Rating	Initial Credit Rating	Final Credit Rating	Initial Compliance Rating	Final Compliance Rating	Initial Property Valuation Rating	Final Property Valuation Rating	Initial Overall Grade(Moody's)	Final Overall Grade(Moody's)	Initial Credit Grade (Moody's)	Final Credit Grade (Moody's)	Initial Property Valuation Grade (Moody's)	Final Property Valuation Grade (Moody's)	Initial Compliance Grade (Moody's)	Final Compliance Grade (Moody's)	Initial Overall Grade (DBRS)	Final Overall Grade (DBRS)	Initial Credit Grade (DBRS)	Final Credit Grade (DBRS)	Initial Property Valuation Grade (DBRS)	Final Property Valuation Grade (DBRS)	Initial Compliance Grade (DBRS)	Final Compliance Grade (DBRS)	Initial Overall Grade (S&P)	Final Overall Grade (S&P)	Initial Credit Grade (S&P)	Final Credit Grade (S&P)	Initial Property Valuation Grade (S&P)	Final Property Valuation Grade (S&P)	Initial Compliance Grade (S&P)	Final Compliance Grade (S&P)	Initial Overall Grade (Fitch)	Final Overall Grade (Fitch)	Initial Credit Grade (Fitch)	Final Credit Grade (Fitch)	Initial Property Valuation Grade (Fitch)	Final Property Valuation Grade (Fitch)	Initial Compliance Grade (Fitch)	Final Compliance Grade (Fitch)	Initial Overall Loan Grade (DBRS Morningstar)	Final Overall Loan Grade (DBRS Morningstar)	Initial Credit Grade (DBRS Morningstar)	Final Credit Grade (DBRS Morningstar)	Initial Property Valuation Grade (DBRS Morningstar)	Final Property Valuation Grade (DBRS Morningstar)	Initial Compliance Grade(DBRS Morningstar)	Final Compliance Grade(DBRS Morningstar)	Initial Overall Loan Grade (KBRA)	Final Overall Loan Grade (KBRA)	Initial Credit Grade (KBRA)	Final Credit Grade (KBRA)	Initial Property Valuation Grade (KBRA)	Final Property Valuation Grade (KBRA)	Initial Compliance Grade(KBRA)	Final Compliance Grade(KBRA)
XXXX	304477089	XXXX	XX/XX/XXXX	XXXX	Non-QM Non-Verified	N/A	(Clear) TRID - 10% Tolerance Violation (No Valid COC)-

The loan failed the charges that in total cannot increase more than 10% test. A valid change of circumstance was not provided in the loan file. Therefore, the increase to the following fee was not accepted: Recording Fee. A cost to cure in the amount of $XXXX is required. If curing the violation with a refund, the following documents are required: LOE to consumer(s), PCCD, copy of the refund, and proof of delivery.

Response 1 (XX/XX/XXXX XX:XXPM)
The documentation provided is sufficient to cure the finding. (Resolved)

(Clear) Federal - HPML APR/Compliant-

The loan failed the Federal HPML APR test. Using the greater of the disclosed APR XXXX% and the calculated APR XXXX%, the loan is a higher-priced mortgage loan, as defined in Regulation Z. The Date Rate Set was: XX/XX/XXXX. The loan is a compliant HPML. Prepayment and appraisal requirements have been met.

(Open) TRID - CD - Closing Information/Disbursement Date-

The CD issued on XX/XX/XXXX does not reflect the correct Disbursement Date when compared to the ALTA Statement. Truth in Lending Act (Regulation Z) 12 CFR 1026.38(a)(3)(iii)

(Open) QM - FAIL APR Lending Policy-

This loan failed the qualified mortgage APR threshold test. (12 CFR §1026.43(e)(2)(vi)). A qualified mortgage is a covered transaction which, among other requirements, is not negatively amortizing and the note amount for a second lien is greater than or equal to (XXXX), and its APR calculated per the requirements of 12 CFR §1026.43(e)(2)(vi) is less than the APOR on the date the rate was set plus XXX%. The date used for rate set is XX/XX/XXXX. The loan is a Higher-Priced Covered Transaction subject to QM. Truth in Lending Act (Regulation Z) 12 CFR 1026.43(e)(1)(ii)

								(Open) Program Parameters - CLTV- Lender's Exception - Per Lender's guides, the max CLTV for the Bank Statement Program is 70%. The Lender allowed for the CLTV to be XXXX%. Lender to approve downgrading finding based on compensating factors. Response 1 (XX/XX/XXXX XX:XXPM) Exception must be granted by Investor. (Upheld) Response 2 (XX/XX/XXXX XX:XXAM) Exception granted. Loan being sold to alternate Investor. (Waived)	(Clear) Appraisal - Value is supported within 10% of original appraisal amount- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. The loan file contains a CDA dated XX/XX/XXXX, which supports the appraised value.	3	2	3	2	3	2	1	1	C	B	C	B	A	A	C	B	C	B	C	B	A	A	C	B	C	B	C	B	A	A	C	B	C	B	C	B	A	A	C	B	C	B	C	B	A	A	C	B	C	B	C	B	A	A	C	B
XXXX	304385380	XXXX	XX/XX/XXXX	XXXX	Non-QM Non-Verified	N/A	(Clear) State HPML-

The loan failed the late fees test. This loan failed the XX AB 260 higher-priced mortgage loan test. (XX AB 260, California Financial Code Division 1.9 4995(a)). The loan exceeded the XXXX higher-priced mortgage loan test. The loan has an APR of XXXX%. The XX APR threshold is XXXX%. The loan is a compliant HPML. Prepayment and appraisal requirements have been met.

(Clear) Federal - HPML APR/Compliant-

The loan failed the Federal HPML APR test. Using the greater of the disclosed APR XXXX% and the calculated APR XXXX%, the loan is a higher-priced mortgage loan, as defined in Regulation Z. The Date Rate Set was: XX/XX/XXXX. The loan is a compliant HPML. Prepayment and appraisal requirements have been met.

(Open) QM - FAIL APR Lending Policy-

The loan does not qualify for APR Lending Policies. The loan exceeds the APR threshold as follows: The note amount for a second lien is greater than or equal to ($XXXX), and its APR calculated per the requirementsof 12 CFR §1026.43(e)(2)(vi) is less than the APOR on the date the rate was set plus XXX%. The date used for rate set is XX/XX/XXXX. The loan is a Higher-Priced Covered Transaction subject to QM. Truth in Lending Act (Regulation Z) 12 CFR 1026.43(e)(1)(ii)

(Open) QM - Points and Fees-

The loan's points and fees exceed the Qualified Mortgage points and fees threshold. The loan amount is $XXXX or more, and the transaction's total points and fees is $XXXX, which exceeds 3percent of the total loan amount of $XXXX. The following fees were included in the testing: Loan Origination Fee $XXXX, Processing Fee $XXXX and Underwriting Fee $XXXX. If discount points and fees are bona-fide and excludable, provide undiscounted rate. Truth In Lending Act (Regulation Z) 12 CFR 1026.43(e)(2)(iii), (e)(3).

								(Clear) No Credit Findings- The loan meets all applicable credit guidelines.	(Clear) Appraisal - Value is supported within 10% of original appraisal amount- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. The loan file contained a CDA dated XX/XX/XXXX that supported the value.	2	2	1	1	2	2	1	1	B	B	A	A	A	A	B	B	B	B	A	A	A	A	B	B	B	B	A	A	A	A	B	B	B	B	A	A	A	A	B	B	B	B	A	A	A	A	B	B	B	B	A	A	A	A	B	B